TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of trade receivables

		Consolidated
	12/31/2021	12/31/2020
Trade receivables
Third parties
Domestic market	1,218,179	910,657
Foreign market	1,472,190	2,063,867
	2,690,369	2,974,524
Allowance for doubtful debts	(236,927)	(228,348)
	2,453,442	2,746,176
Related parties (note 23 b)	144,396	121,176
	2,597,838	2,867,352

Schedule of gross trade receivables from third parties

The composition of the gross balance of accounts receivable from third party customers is shown as follows:

		Consolidated
	12/31/2021	12/31/2020
Current	2,255,200	2,537,567
Past-due up to 30 days	164,019	222,972
Past-due up to 180 days	67,822	17,915
Past-due over 180 days	203,328	196,070
	2,690,369	2,974,524

Schedule of allowance for doubtful debts

The changes in expected credit losses are as follows:

		Consolidated
	12/31/2021	12/31/2020
Opening balance	(228,348)	(245,194)
(Loss)/Reversal estimated	1,755	7,513
Recovery and write-offs of receivables	6,287	9,333
Acquisition of Elizabeth	(16,621)
Closing balance	(236,927)	(228,348)